Bank overdrafts and short-term borrowings	12 Months Ended
Dec. 31, 2025
Bank Overdrafts And Short Term Borrowings [Abstract]
Bank overdrafts and short-term borrowings

28. Bank overdrafts and short-term borrowings

Bank overdrafts and short-term borrowings as at December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Bank overdrafts	4,174	3,328
Borrowings related to a recourse factoring agreement	13,434	10,665
Borrowings secured with trade receivables not part of factoring agreement	3,828	8,734
Borrowings unsecured	761	600
Total	22,197	23,327

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
Bank overdrafts	6.07%	7.02%
Borrowings	5.68%	6.37%

As at December31, 2025, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amount to 4,445 (30,640 as at December 31, 2024). Such unused portion is mainly related to a recourse factoring agreement for export-related trade receivables (3,383) and bank overdrafts (1,062).